Earnings Per Share/ADS	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings Per Share/ADS
17.
EARNINGS PER SHARE/ADS

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
	(in thousands)
Basic earnings per share:
Numerator:
Net income attributable to ordinary shareholders	1,880,087	1,619,562	1,385,133	198,071
Denominator:
Weighted average ordinary shares outstanding	489,952,172	484,945,912	470,186,664	470,186,664
Basic earnings per share	3.84	3.34	2.95	0.42
Diluted earnings per share:
Numerator:
Net income attributable to ordinary shareholders	1,880,087	1,619,562	1,385,133	198,071
Denominator:
Weighted average ordinary shares outstanding	489,952,172	484,945,912	470,186,664	470,186,664
Dilutive effect of share-based awards	1,300,288	1,606,812	1,910,200	1,910,200
Weighted average number of shares outstanding-diluted	491,252,460	486,552,724	472,096,864	472,096,864
Diluted earnings per share	3.83	3.33	2.93	0.42

Earnings per ADS
Net income per ADS – basic (RMB)	15.35	13.36	11.78	1.69
Net income per ADS – diluted (RMB)	15.31	13.31	11.74	1.68

The effects of 1,181,760, 1,266,595 and 984,345 stock options were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2023, 2024 and 2025, respectively. The effects of 2,051,810, 2,158,471 and 881,046 restricted shares were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2023, 2024 and 2025, respectively.